CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Net income before attribution of noncontrolling interests	$ 7,760		$ 11,215		$ 10,883
Citigroup's other comprehensive income (loss)
Net change in unrealized gains and losses on investment securities, net of taxes	632		2,360		1,952
Net change in cash flow hedges, net of taxes	527		(170)		532
Net change in foreign currency translation adjustment, net of taxes and hedges	721		(3,524)		820
Pension liability adjustment, net of taxes	(988)	[1]	(177)	[1]	(644)	[1]
Citigroup's total other comprehensive income (loss)	892		(1,511)		2,660
Other comprehensive income (loss) attributable to noncontrolling interests
Net change in unrealized gains and losses on investment securities, net of taxes	32		(5)		1
Net change in foreign currency translation adjustment, net of taxes	58		(87)		(27)
Total other comprehensive income (loss) attributable to noncontrolling interests	90		(92)		(26)
Total comprehensive income before attribution of noncontrolling interests	8,742		9,612		13,517
Total comprehensive income attributable to noncontrolling interests	309		56		255
Citigroup's comprehensive income	$ 8,433		$ 9,556		$ 13,262

[1]	Primarily reflects adjustments based on the year-end actuarial valuations of the Company's pension and postretirement plans and amortization of amounts previously recognized in Other comprehensive income.